Trade Payables (Details) - Schedule of Trade Payables - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule of Trade Payables [Abstract]
Accrued expenses		$ 901		$ 758
Open debts		298		441
Trade payables	$ 1,247	$ 1,199	$ 874	$ 1,199